Components of Other Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Brokerage and securities related receivables [Abstracts]
Cash/margin receivables	€ 42,827	€ 46,519
Receivables from prime brokerage	3	12,638
Pending securities transactions past settlement date	3,654	3,929
Receivables from unsettled regular way trades	20,191	19,930
Total brokerage and securities related receivables	66,675	83,015
Debt securities held to collect	5,184
Accrued interest receivable	2,536	2,374
Assets held for sale	2,679	45
Other	16,371	16,057
Total other assets	€ 93,444	€ 101,491